UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598 )

Exact name of registrant as specified in charter: Putnam Retirement Ready Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
10/31/06 (Unaudited)

2050 Fund
EQUITY FUNDS* 95.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	76,639	$997,068
Putnam Fund for Growth and Income (Class Y)	75,013	1,632,284
Putnam International Equity Fund (Class Y)	62,496	1,983,628
Putnam Voyager Fund (Class Y)	89,743	1,655,757

Total Equity Funds (cost $5,934,195)		$6,268,737

FIXED INCOME FUNDS* 4.8%	Shares	Value

Putnam Income Fund (Class Y)	37,748	$256,307
Putnam Money Market Fund (Class A)	61,402	61,402

Total Fixed Income Funds (cost $314,391)		$317,709

TOTAL INVESTMENTS

Total investments (cost $6,248,586)(a)		$6,586,446

* Percentages indicated are based on net assets of $6,584,025

2045 Fund
EQUITY FUNDS* 95.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	359,143	$4,672,449
Putnam Fund for Growth and Income (Class Y)	351,162	7,641,282
Putnam International Equity Fund (Class Y)	292,694	9,290,114
Putnam Voyager Fund (Class Y)	420,328	7,755,052

Total Equity Funds (cost $27,108,587)		$29,358,897

FIXED INCOME FUNDS* 4.8%	Shares	Value

Putnam Income Fund (Class Y)	176,471	$1,198,238
Putnam Money Market Fund (Class A)	287,876	287,876

Total Fixed Income Funds (cost $1,479,052)		$1,486,114

TOTAL INVESTMENTS

Total investments (cost $28,587,639)(a)		$30,845,011

* Percentages indicated are based on net assets of $30,837,125

2040 Fund
EQUITY FUNDS* 90.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	447,959	$5,827,949
Putnam Fund for Growth and Income (Class Y)	450,359	9,799,817
Putnam International Equity Fund (Class Y)	364,877	11,581,196
Putnam Voyager Fund (Class Y)	539,167	9,947,635

Total Equity Funds (cost $34,194,686)		$37,156,597

FIXED INCOME FUNDS* 9.7%	Shares	Value

Putnam Income Fund (Class Y)	412,284	$2,799,406
Putnam Money Market Fund (Class A)	1,184,797	1,184,797

Total Fixed Income Funds (cost $3,967,231)		$3,984,203

TOTAL INVESTMENTS

Total investments (cost $38,161,917)(a)		$41,140,800

* Percentages indicated are based on net assets of $41,127,657

2035 Fund
EQUITY FUNDS* 85.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	647,814	$8,428,057
Putnam Fund for Growth and Income (Class Y)	672,022	14,623,202
Putnam International Equity Fund (Class Y)	527,584	16,745,531
Putnam Voyager Fund (Class Y)	804,689	14,846,509

Total Equity Funds (cost $49,703,723)		$54,643,299

FIXED INCOME FUNDS* 14.6%	Shares	Value

Putnam Income Fund (Class Y)	1,008,342	$6,846,642
Putnam Money Market Fund (Class A)	2,470,850	2,470,850

Total Fixed Income Funds (cost $9,286,222)		$9,317,492

TOTAL INVESTMENTS

Total investments (cost $58,989,945)(a)		$63,960,791

* Percentages indicated are based on net assets of $63,942,886

2030 Fund
EQUITY FUNDS* 80.6%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	892,206	$11,607,603
Putnam Fund for Growth and Income (Class Y)	958,950	20,866,751
Putnam International Equity Fund (Class Y)	726,537	23,060,290
Putnam Voyager Fund (Class Y)	1,148,348	21,187,014

Total Equity Funds (cost $69,321,966)		$76,721,658

FIXED INCOME FUNDS* 19.5%	Shares	Value

Putnam Income Fund (Class Y)	1,914,153	$12,997,102
Putnam Money Market Fund (Class A)	5,537,222	5,537,222

Total Fixed Income Funds (cost $18,499,441)		$18,534,324

TOTAL INVESTMENTS

Total investments (cost $87,821,407)(a)		$95,255,982

* Percentages indicated are based on net assets of $95,231,863

2025 Fund
EQUITY FUNDS* 75.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,099,960	$14,310,477
Putnam Fund for Growth and Income (Class Y)	1,230,886	26,784,085
Putnam International Equity Fund (Class Y)	895,498	28,423,109
Putnam Voyager Fund (Class Y)	1,474,175	27,198,535

Total Equity Funds (cost $86,994,234)		$96,716,206

FIXED INCOME FUNDS* 24.4%	Shares	Value

Putnam Income Fund (Class Y)	3,124,457	$21,215,060
Putnam Money Market Fund (Class A)	9,950,856	9,950,856

Total Fixed Income Funds (cost $31,153,945)		$31,165,916

TOTAL INVESTMENTS

Total investments (cost $118,148,179)(a)		$127,882,122

* Percentages indicated are based on net assets of $127,844,626

2020 Fund
EQUITY FUNDS* 65.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,220,951	$15,884,569
Putnam Fund for Growth and Income (Class Y)	1,431,494	31,149,302
Putnam International Equity Fund (Class Y)	745,610	23,665,651
Putnam Voyager Fund (Class Y)	1,714,291	31,628,671

Total Equity Funds (cost $93,122,004)		$102,328,193

FIXED INCOME FUNDS* 34.3%	Shares	Value

Putnam Income Fund (Class Y)	5,612,004	$38,105,506
Putnam Money Market Fund (Class A)	15,200,904	15,200,904

Total Fixed Income Funds (cost $53,245,708)		$53,306,410

TOTAL INVESTMENTS

Total investments (cost $146,367,712)(a)		$155,634,603

* Percentages indicated are based on net assets of $155,592,754

2015 Fund
EQUITY FUNDS* 49.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,037,142	$13,493,215
Putnam Fund for Growth and Income (Class Y)	1,080,882	23,519,986
Putnam International Equity Fund (Class Y)	375,312	11,912,392
Putnam Voyager Fund (Class Y)	1,294,374	23,881,199

Total Equity Funds (cost $67,138,603)		$72,806,792

FIXED INCOME FUNDS* 50.2%	Shares	Value

Putnam Income Fund (Class Y)	6,991,818	$47,474,447
Putnam Money Market Fund (Class A)	25,848,892	25,848,892

Total Fixed Income Funds (cost $73,261,497)		$73,323,339

TOTAL INVESTMENTS

Total investments (cost $140,400,100)(a)		$146,130,131

* Percentages indicated are based on net assets of $146,096,199

2010 Fund
EQUITY FUNDS* 29.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	323,018	$4,202,464
Putnam Fund for Growth and Income (Class Y)	416,520	9,063,474
Putnam International Equity Fund (Class Y)	52,603	1,669,618
Putnam Voyager Fund (Class Y)	498,837	9,203,542

Total Equity Funds (cost $22,441,621)		$24,139,098

FIXED INCOME FUNDS* 70.3%	Shares	Value

Putnam Income Fund (Class Y)	5,105,072	$34,663,440
Putnam Money Market Fund (Class A)	22,554,891	22,554,891

Total Fixed Income Funds (cost $57,170,911)		$57,218,331

TOTAL INVESTMENTS

Total investments (cost $79,612,532)(a)		$81,357,429

* Percentages indicated are based on net assets of $81,338,484

Maturity Fund
EQUITY FUNDS* 25.6%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	174,929	$2,275,825
Putnam Fund for Growth and Income (Class Y)	205,039	4,461,644
Putnam International Equity Fund (Class Y)	-	-
Putnam Voyager Fund (Class Y)	245,597	4,531,257

Total Equity Funds (cost $10,554,658)		$11,268,726

FIXED INCOME FUNDS* 74.4%	Shares	Value

Putnam Income Fund (Class Y)	2,892,600	$19,640,753
Putnam Money Market Fund (Class A)	13,088,786	13,088,786

Total Fixed Income Funds (cost $32,738,025)		$32,729,539

TOTAL INVESTMENTS

Total investments (cost $43,292,683)(a)		$43,998,265

* Percentages indicated are based on net assets of $43,987,000

(a) The aggregate identified cost on a tax basis are as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation	Purposes

RetirementReady
2050 Fund	$ 329,921	$(1,031)	$328,890	$6,257,556
2045 Fund	2,244,321	(13,659)	2,230,662	28,614,349
2040 Fund	2,945,937	(12,892)	2,933,045	38,207,755
2035 Fund	4,920,571	(29,806)	4,890,765	59,070,026
2030 Fund	7,348,170	(68,405)	7,279,765	87,976,217
2025 Fund	9,670,902	(124,202)	9,546,700	118,335,422
2020 Fund	9,151,079	(187,506)	8,963,573	146,671,030
2015 Fund	5,570,147	(220,668)	5,349,479	140,780,652
2010 Fund	1,485,525	(176,395)	1,309,130	80,048,299
Maturity Fund	586,979	(125,945)	461,034	43,537,231

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$448,194	$103,711	$-	$997,068

Putnam Fund for Growth and Income	726,299	187,586	3,870	1,632,284

Putnam International Equity Fund	866,914	222,348	-	1,983,628

Putnam Voyager Fund	733,588	172,852	-	1,655,757

Putnam Income Fund	118,693	27,681	2,404	256,307

Putnam Money Market Fund	33,817	11,118	583	61,402

Totals	$2,927,505	$725,296	$6,857	$6,586,446

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$969,555	$424,849	$-	$4,672,449

Putnam Fund for Growth and Income	1,478,135	799,925	22,389	7,641,282

Putnam International Equity Fund	1,746,895	951,996	-	9,290,114

Putnam Voyager Fund	1,532,870	708,082	-	7,755,052

Putnam Income Fund	246,092	114,767	13,123	1,198,238

Putnam Money Market Fund	89,681	51,821	3,073	287,876

Totals	$6,063,228	$3,051,440	$38,585	$30,845,011

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$1,086,827	$467,706	$-	$5,827,949

Putnam Fund for Growth and Income	1,689,432	924,494	29,237	9,799,817

Putnam International Equity Fund	1,978,002	1,472,825	-	11,581,196

Putnam Voyager Fund	1,754,543	801,782	-	9,947,635

Putnam Income Fund	848,306	211,180	28,252	2,799,406

Putnam Money Market Fund	280,883	135,340	13,232	1,184,797

Totals	$7,637,993	$4,013,327	$70,721	$41,140,800

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$1,199,395	$918,758	$-	$8,428,057

Putnam Fund for Growth and Income	1,890,509	2,492,527	49,041	14,623,202

Putnam International Equity Fund	2,027,474	2,048,178	-	16,745,531

Putnam Voyager Fund	1,945,788	1,625,495	-	14,846,509

Putnam Income Fund	1,483,299	729,070	75,155	6,846,642

Putnam Money Market Fund	458,894	342,545	32,862	2,470,850

Totals	$9,005,359	$8,156,573	$157,058	$63,960,791

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$1,426,370	$1,315,090	$-	$11,607,603

Putnam Fund for Growth and Income	2,203,024	2,706,118	68,180	20,866,751

Putnam International Equity Fund	2,388,043	3,938,726	-	23,060,290

Putnam Voyager Fund	2,355,714	3,410,998	-	21,187,014

Putnam Income Fund	1,512,912	1,567,711	154,374	12,997,102

Putnam Money Market Fund	1,698,444	677,826	59,499	5,537,222

Totals	$11,584,507	$13,616,469	$282,053	$95,255,982

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$1,579,084	$1,653,777	$-	$14,310,477

Putnam Fund for Growth and Income	2,491,379	3,556,981	88,445	26,784,085

Putnam International Equity Fund	2,584,209	5,066,758	-	28,423,109

Putnam Voyager Fund	2,675,627	3,157,211	-	27,198,535

Putnam Income Fund	3,292,874	2,456,351	243,084	21,215,060

Putnam Money Market Fund	1,397,530	1,345,637	116,788	9,950,856

Totals	$14,020,703	$17,236,715	$448,317	$127,882,122

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$1,602,821	$2,273,898	$-	$15,884,569

Putnam Fund for Growth and Income	2,592,112	5,055,907	106,136	31,149,302

Putnam International Equity Fund	1,941,781	5,489,702	-	23,665,651

Putnam Voyager Fund	2,794,273	4,547,796	-	31,628,671

Putnam Income Fund	4,796,033	4,598,398	451,187	38,105,506

Putnam Money Market Fund	1,946,418	2,471,080	187,117	15,200,904

Totals	$ 15,673,438	$ 24,436,781	$744,440	$155,634,603

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$ 2,647,517	$2,972,736	$-	$13,493,215

Putnam Fund for Growth and Income	4,606,096	4,956,285	75,726	23,519,986

Putnam International Equity Fund	2,378,489	3,271,490	-	11,912,392

Putnam Voyager Fund	4,530,375	4,375,726	-	23,881,199

Putnam Income Fund	11,492,372	5,837,485	514,192	47,474,447

Putnam Money Market Fund	8,079,946	3,243,144	268,516	25,848,892

Totals	$ 33,734,795	$24,656,866	$858,434	$ 146,130,131

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$ 318,416	$1,547,603	$-	$ 4,202,464

Putnam Fund for Growth and Income	694,697	2,722,261	34,874	9,063,474

Putnam International Equity Fund	147,684	1,261,399	-	1,669,618

Putnam Voyager Fund	659,833	2,453,616	-	9,203,542

Putnam Income Fund	4,092,870	5,996,651	420,382	34,663,440

Putnam Money Market Fund	3,930,705	3,986,193	262,489	22,554,891

Totals	$9,844,205	$17,967,723	$717,745	$81,357,429

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value
Putnam Capital Opportunities Fund	$236,254	$343,055	$-	$2,275,825

Putnam Fund for Growth and Income	402,491	781,272	14,905	4,461,644

Putnam International Equity Fund	-	-	-	-

Putnam Voyager Fund	413,791	686,119	-	4,531,257

Putnam Income Fund	1,983,759	3,297,340	239,533	19,640,753

Putnam Money Market Fund	1,629,278	2,158,111	164,683	13,088,786

Totals	$4,665,573	$7,265,897	$419,121	$43,998,265

Market values are shown for those securities affiliated at period end.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Retirement Ready Funds

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006